Expense Example {- Freedom Lifetime Income III Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701